UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2006

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Municipal Fund Series, Inc.
Schedules of Investments (unaudited)	December 31, 2006

National Fund

State	Face Amount	Municipal Bonds	Rating†	Value
Alaska - 0.5%	$350,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa	$359,321
Florida - 2.1%	1,400,000	South Florida Water Management District, Master Lease Purchase Agreement Rev., 5% due 10/1/2026	Aaa	1,489,950
Georgia - 0.4%	285,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5.75% due 12/1/2031*	AAA‡	285,188
Indiana - 6.6%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5.25% due 3/1/2022	Aaa	4,572,315
Maryland - 4.0%	2,500,000	Maryland State GOs Capital Improvements 5.25% due 3/1/2027	Aaa	2,816,150
Massachusetts - 4.6%	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,203,400
Missouri - 6.9%	4,750,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5.875% due 11/l/2026*	A1	4,804,292
New York - 1.5%	1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	1,014,710
Tennessee - 10.7%	2,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children's Reserch Hospital), 5% due 7/1/2026	Aa2	2,121,920
	5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children's Research Hospital), 5.375% due 7/l/2024Ø	NR	5,293,600
Texas - 17.9%	2,500,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	Aaa	2,691,650
	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke's Episcopal Hospital Project), 6.75% due 2/15/2021††	AAA‡	3,709,213
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Aaa	4,852,505
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020††	AAA‡	1,225,541
Washington - 3.9%	2,500,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aaa	2,679,625
Wisconsin - 14.9%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,573,240
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.125% due 8/15/2033	A3	1,027,920
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030Ø	A3	2,757,975
Total Municipal Bonds— 74.0%				51,478,515

Short-Term Holdings

Florida - 5.8%	4,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041Ø	Aa2	4,056,800
Missouri - 3.9%	2,700,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	2,700,000
New York - 4.6%	3,120,000	New York, NY GOs, 6.25% due 4/15/2027Ø	Aaa	3,174,475
Texas - 1.9%	1,320,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020Ø	AAA‡	1,335,206
Washington - 8.2%	5,520,000	Seattle, WA Water System Rev., 5.625% due 8/1/2026Ø	Aaa	5,692,776
Total Short-Term Holdings — 24.4%				16,959,257
Total Investments — 98.4%				68,437,772
Other Assets Less Liabilities— 1.6%				1,109,767
Net Assets — 100.0%				$69,547,539

Colorado Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023Ø	Aaa	$1,065,750
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024Ø	Aaa	1,733,890
1,070,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% 12/1/2025Ø	A3	1,210,084
680,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% 12/1/2025	A3	757,024
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,295,135
2,000,000	Colorado Springs, CO Utilities Rev., 5.375% due 11/15/2026	Aa2	2,025,640
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	47,290
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021Ø	Aaa	1,650,324
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa	105,268
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025Ø	Aaa	2,150,600
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5.50% due 11/15/2025	Aaa	2,048,680
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2025	Aa1	1,068,300
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023Ø	Aaa	1,126,353
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1	2,528,850
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,320,065
480,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/l/2008††	Aaa	498,000
1,750,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024	Aaa	1,853,705
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028	Aaa	1,851,640
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022	Aaa	1,030,470
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	2,059,259
Total Municipal Bonds— 90.3%			29,426,327
	Short-Term Holdings
1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022Ø	Aaa	1,022,930
500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	500,000
1,300,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2022	VMIG 1	1,300,000
Total Short-Term Holdings — 8.7%			2,822,930
Total Investments— 99.0%			32,249,257
Other Assets Less Liabilities — 1.0%			340,692
Net Assets— 100.0%			$32,589,949

Georgia Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	Aaa	$2,104,860
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038Ø	Aaa	579,113
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aaa	1,216,510
1,500,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,554,540
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1	1,354,950
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/l/2010*	A1	1,119,050
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5.125% due 10/1/2032	Aaa	1,336,421
1,615,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	1,635,543
1,500,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa	1,670,340
1,500,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hopsital System, Inc. Project), 5% due 10/1/2029	Aa1	1,573,575
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,128,010
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022Ø	Aaa	1,841,472
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,607,460
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	Aaa	1,599,420
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	A1	584,435
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/l/2015††	Aaa	1,755,345
810,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa	819,356
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa3	1,279,275
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa	1,067,040
Total Municipal Bonds— 89.6%			25,826,715
	Short-Term Holdings
1,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027Ø	Aa2	1,534,755
1,100,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	1,100,000
Total Short-Term Holdings — 9.1%			2,634,755
Total Investments— 98.7%			28,461,470
Other Assets Less Liabilities — 1.3%			370,446
Net Assets— 100.0%			$28,831,916

Louisiana Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A1	$2,527,500
660,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	660,442
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	1,030,500
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021Ø	Aaa	1,071,600
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,033,060
435,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025Ø	Aaa	448,228
2,065,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,108,551
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5.75% due 2/15/2021	Aaa	2,503,450
1,500,000	Louisiana State GOs, 5% due 4/15/2018Ø	Aaa	1,541,535
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,391,615
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021	Aaa	2,636,025
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	1,284,350
2,500,000	Shreveport, LA Airport System Rev., 5.375% due 1/l/2024*	Aaa	2,577,325
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019Ø	Aaa	2,573,975
1,095,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/l/2010††	Aaa	1,187,495
Total Municipal Bonds— 84.1%			25,575,651
	Short-Term Holdings
600,000	Delaware County, PA Industrial Development Authority Airport Facility Rev.(United Parcel Service), VRDN, due 12/1/2015	A-1+‡	600,000
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.625% due 10/1/2016Ø	Aaa	2,585,925
790,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	790,000
400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2025	VMIG 1	400,000
Total Short-Term Holdings — 14.4%			4,375,925
Total Investments— 98.5%			29,951,576
Other Assets Less Liabilities — 1.5%			452,297
Net Assets— 100.0%			$30,403,873

Maryland Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,340,000	Anne Arundel County, MD GOs, 5.125% due 2/1/2027Ø	Aa1	$1,375,497
1,205,000	Anne Arundel County, MD Special Obligation Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1	1,301,063
1,500,000	Baltimore County, MD Rev. (Catholic Health Initiatives), 5% due 9/1/2026	Aa2	1,583,505
1,500,000	Baltimore County, MD Consolidated Public Improvement GOs, 5% due 9/1/2014	Aaa	1,633,005
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	A2	2,581,725
1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa	1,149,004
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026Ø	Aaa	2,184,080
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	Aaa	2,107,160
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020Ø	Aaa	1,069,650
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2	2,504,936
1,500,000	Maryland GOs (State & Local Facilities), 5% due 8/1/2019	Aaa	1,628,970
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aaa	1,541,205
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,429,460
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,058,440
1,500,000	Montgomery County, MD GOs, 5% due 2/1/2017Ø	Aaa	1,607,865
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	475,024
2,000,000	Prince George's County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019	Aa2	2,136,780
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031	A3	1,878,980
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036Ø	AAA‡	1,087,930
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	1,073,100
1,500,000	Washington Suburban Sanitation District, MD (Water Supply Bonds), 5% due 6/1/2018	Aaa	1,630,455
Total Municipal Bonds— 96.9%			35,037,834
	Short-Term Holding
500,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1	500,000
Total Short-Term Holding — 1.4%			500,000
Total Investments— 98.3%			35,537,834
Other Assets Less Liabilities — 1.7%			612,618
Net Assets — 100.0%			$36,150,452

Massachusetts Fund

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2	$4,502,320
3,000,000	Martha's Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa	3,157,770
5,000,000	Massachusetts Bay Transportation Authority, MA General Transportation System Rev., 5.75% due 3/l/2026Ø	Aa2	5,271,900
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033	Baa1	537,480
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035Ø	Aaa	4,340,560
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/l/2024	Aaa	5,086,100
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029	A2	5,255,600
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Aaa	2,166,472
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5.875% due 7/1/2017*	Aaa	2,043,000
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5.375% due 9/1/2023Ø	Aaa	3,668,630
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5.75% due 7/1/2039*	Aaa	3,992,481
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020Ø	AAA‡	2,683,125
3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,203,400
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa	1,050,570
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039Ø	Aaa	4,841,955
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa3	4,420,600
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/l5/2033Ø	Aaa	2,638,150
Total Municipal Bonds— 91.1%			58,860,113
	Short-Term Holdings
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5.25% due 7/1/2027Ø	Aaa	2,055,760
1,100,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	1,100,000
600,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (SSM Health Care), VRDN, due 6/1/2033	A-1+‡	600,000
425,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	425,000
300,000	South Fork, PA Municipal Authority Hospital Rev. (Conemaugh Health System Project), VRDN, due 7/1/2028	A-1‡	300,000
Total Short-Term Holdings — 6.9%			4,480,760
Total Investments— 98.0%			63,340,873
Other Assets Less Liabilities — 2.0%			1,295,858
Net Assets — 100.0%			$64,636,731

Michigan Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030Ø	Aaa	$1,360,179
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	Aaa	2,094,260
3,000,000	Detroit, MI Sewage Disposal Sysem Rev. (Senior Lien), 5.25 due 7/1/2023	Aaa	3,305,550
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	Aaa	1,360,447
1,455,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	Aaa	1,559,396
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021Ø	Aa2	3,171,840
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	112,433
1,890,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028Ø	Aaa	1,947,475
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028Ø	Aaa	2,588,350
2,000,000	Michigan Comprehensive Transportation Rev., 5% due 5/15/2024	Aaa	2,143,700
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aaa	2,284,980
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	Aaa	3,165,720
3,850,000	Michigan Municipal Bond Authority State Revolving Fund Rev. (Drinking Water Revolving Fund Revenue Bonds), 5% due 10/1/2022	Aaa	4,117,575
1,500,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2017	Aaa	1,665,120
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	Aaa	1,281,307
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027Ø	Aaa	1,057,000
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa3	3,134,850
750,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2018	A1	800,632
1,000,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2019	A1	1,059,940
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026Ø	AAA‡	6,464,520
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR	5,368,598
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aaa	4,102,440
4,000,000	Michigan State Hospital Finance Authority Rev. (Trinity Health Credit Group), 5% due 12/1/2026	Aa2	4,230,720
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,134,000
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	2,147,460
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	2,277,860
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	Aaa	580,515
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,681,700
5,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022Ø	Aa2	5,286,400
5,000,000	Western Michigan State University Rev., 5.125% due 11/15/2022	Aaa	5,053,400
Total Municipal Bonds— 90.2%			81,538,367
	Short-Term Holdings
5,000,000	Detroit, MI GOs, 5.50% due 4/1/2016Ø	Aaa	5,073,000
600,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	600,000
800,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2022	VMIG 1	800,000
1,500,000	Royal Oak, MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital) VRDN, due 01/01/2020	VMIG 1	1,500,000
Total Short-Term Holdings — 8.8%			7,973,000
Total Investments— 99.0%			89,511,367
Other Assets Less Liabilities — 1.0%			879,218
Net Assets — 100.0%			$90,390,585

Minnesota Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs, 5.125% due 2/1/2017	Aa2	$2,382,830
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR	2,041,900
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa	2,118,900
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa	4,275,200
5,000,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032Ø	Aaa	5,341,150
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,578,104
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,210,168
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John's University), 5% due 10/1/2022	A2	3,726,905
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5.25% due 4/1/2029	A2	2,518,975
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1	1,053,710
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023Ø	A2	1,814,653
3,480,000	Minnesota Public Facilities Authority Drinking Water Rev., 5% due 3/1/2019	Aaa	3,747,508
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,283,760
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,487,530
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024	Aaa	3,151,440
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030	Aaa	1,049,370
3,305,000	Rochester, MN Waste Water GOs, 5% due 2/1/2025	Aaa	3,540,812
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aaa	4,018,612
4,000,000	Southern Minnesota Municipal Power Agency - Power Supply System Rev., 5% due 1/1/2012	Aaa	4,239,360
5,890,000	Western Minnesota Municipal Power Agency - Power Supply Rev., 6.375% due 1/l/2016††	Aaa	6,516,696
Total Municipal Bonds— 79.1%			61,097,583
	Short-Term Holdings
200,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	200,000
800,000	Massachusetts State General Obligation, VRDN, due 3/1/2026	VMIG 1	800,000
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5.25% due 12/l/2024	Aa2	4,795,686
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022Ø	Aaa	77,506
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John's University), 5.40% due 10/1/2022	A2	2,026,480
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022Ø	A2	2,787,238
4,000,000	North Saint Paul - Maplewood, MN Independent School District GOs, 5.125% due 2/l/2025Ø	AAA‡	4,005,080
Total Short-Term Holdings — 19.0%			14,691,990
Total Investments— 98.1%			75,789,573
Other Assets Less Liabilities — 1.9%			1,473,915
Net Assets — 100.0%			$77,263,488

Missouri Fund

Face Amount	Municipal Bonds	Rating†	Value
$710,000	Columbia, MO Special Obligation Electric Utility Improvement Bonds (Annual Appropriation Obligation), 5% due 10/1/2029	AAA‡	$757,968
1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+‡	1,039,460
1,000,000	Kansas City, MO Community Colleges Building Corporation Rev., 5% due 7/1/2017	Aaa	1,085,840
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,326,300
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029	Aa3	2,240,400
1,000,000	Missouri Highways & Transportation Commission (State Road Bonds), 5.625% due 2/1/2018Ø	Aaa	1,074,750
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1	1,826,912
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,055,100
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,418
1,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A2	1,559,145
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	Aaa	2,681,200
1,250,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028Ø	Aaa	1,338,963
1,000,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), 4.20% due 1/15/2021	Aaa	999,770
100,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	101,568
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2	2,243,840
1,000,000	Springfield, MO Public Utility Rev., 5% due 8/1/2014	Aaa	1,079,670
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020Ø	AA+‡	1,591,920
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,031,920
1,250,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1	1,501,950
1,000,000	The Curators of the University of Missouri System Facilities Rev., 5% due 11/1/2026	Aa2	1,069,170
Total Municipal Bonds— 89.5%			25,791,264
	Short-Term Holdings
770,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	770,000
1,300,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1	1,300,000
1,000,000	Montgomery County MD General Obligations, VRDN, due 6/1/2026	VMIG 1	1,000,000
800,000	New York City, NY GOs, VRDN, Subseries A-8 due 8/1/2017	VMIG 1	800,000
Total Short-Term Holdings — 13.4%			3,870,000
Total Investments— 102.9%			29,661,264
Other Assets Less Liabilities — (2.9)%			(826,039)
Net Assets— 100.0%			$28,835,225

New York Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031	Aaa	$2,677,375
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023Ø	Aaa	1,093,680
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1	3,114,020
2,250,000	Monroe County, NY Water Authority Water System Rev., 5.25% due 8/1/2036	Aa3	2,390,693
2,900,000	New York City, NY GOs, 6% due 5/15/2030Ø	A1	3,143,136
25,000	New York City, NY GOs, 6% due 5/15/2030	A1	26,848
5,000	New York City, NY GOs, 7.25% due 8/15/2024	A1	5,014
1,000,000	New York City, NY GOs, 5% due 8/1/2017	Aaa	1,080,660
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5.50% due 6/15/2033Ø	AAA‡	4,277,840
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1	1,065,880
4,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	4,058,840
1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (The Museum of Modern Art), 5.125% due 7/l/2031	Aaa	1,056,620
45,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022	A1	45,997
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,050,440
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aaa	1,553,040
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,294,812
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	Aaa	4,045,840
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2	3,052,830
585,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1	589,990
345,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	347,505
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa	2,763,800
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	Aaa	532,295
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033Ø	AAA‡	1,074,370
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032Ø	AAA‡	2,154,440
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A2	4,562,320
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	A1	2,737,327
1,000,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5.125% due 8/1/2029	A2	1,030,420
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029	A3	2,335,882
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032Ø	AAA‡	2,253,836
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2	394,638
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030Ø	AAA‡	2,110,266
Total Municipal Bonds— 84.6%			58,920,654
	Short-Term Holdings
550,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	550,000
200,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	200,000
3,455,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022Ø	A1	3,532,772
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5.50% due 7/1/2018Ø	Aaa	4,077,200
1,340,000	New York, NY GOs, 6.25% due 4/15/2027Ø	Aaa	1,363,396
Total Short-Term Holdings — 14.0%			9,723,368
Total Investments— 98.6%			68,644,022
Other Assets Less Liabilities — 1.4%			970,295
Net Assets— 100.0%			$69,614,317

Ohio Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5.125% due 4/1/2017Ø	Aaa	$2,076,500
3,600,000	Cincinnati, OH GOs (Police and Firemen's Disability), 6% due 12/1/2035Ø	Aa1	3,850,272
4,000,000	Cleveland, OH Airport System Rev., 5.125% due 1/1/2027*	Aaa	4,067,640
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	85,984
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,637,375
1,435,000	Columbus, OH GOs, 5% due 12/15/2021	Aaa	1,565,485
7,000,000	Franklin County, OH GOs, 5.375% due 12/1/2020	Aaa	7,347,200
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children's Hospital Project), 5% due 5/1/2025	Aaa	1,058,620
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children's Hospital Project), 5.20% due 5/1/2029Ø	Aa2	1,318,000
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children's Hospital Project), 5.25% due 5/1/2031Ø	Aaa	4,280,360
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2026	Aaa	1,075,270
1,000,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2026	Aaa	1,071,890
1,595,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2024	Aaa	1,703,348
2,600,000	Montgomery County, OH GOs, 5% due 12/1/2024	Aaa	2,767,700
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/l/2024	Aaa	2,002,660
1,170,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/l/2029*	Aaa	1,199,706
1,150,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/l/2028*	Aaa	1,170,217
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,255,510
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,392,991
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1	1,048,430
3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2	3,181,800
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/l/2031	Aa2	1,058,230
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/l/2029Ø	Aa2	3,209,310
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa	2,991,923
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5.125% due 12/l/2023Ø	Aaa	7,733,550
640,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/l/2010††	Aaa	704,147
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project-Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,555,575
1,500,000	Ohio Turnpike Commission Rev., 5.25% due 2/15/2031	Aaa	1,577,040
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aaa	3,548,490
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa3	4,420,600
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,681,700
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030	Aaa	2,404,811
Total Municipal Bonds— 81.1%			81,042,334
	Short-Term Holdings
2,250,000	Beavercreek, OH Local School District GOs (School Improvement Bonds), 5.70% due 12/1/2020Ø	Aaa	2,276,168
700,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	700,000
4,200,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	4,200,000
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022Ø	Aaa	4,103,960
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5.375% due 12/1/2024Ø	Aaa	5,177,200
1,700,000	Royal Oak, MI Hospital Finance Authority Hospital Rev. (William Beaumont Hospital) VRDN, due 01/01/2020	VMIG 1	1,700,000
Total Short-Term Holdings — 18.2%			18,157,328
Total Investments— 99.3%			99,199,662
Other Assets Less Liabilities — 0.7%			697,518
Net Assets — 100.0%			$99,897,180

Oregon Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-‡	$2,039,900
1,500,000	City of Portland, OR Second Lien Water System Rev., 5% due 10/1/2013	Aaa	1,615,995
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	A1	1,557,825
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	A1	1,051,990
1,795,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A‡	1,909,234
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025Ø	Aaa	1,055,100
1,500,000	Deschutes County, OR Administrative School District No.1 (Bend-LaPine), GOs, 5.50% due 6/15/2016Ø	Aaa	1,613,265
2,000,000	Lake Oswego School District, OR GOs, 5.25% due 6/1/2023	Aaa	2,283,180
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,278,600
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa2	1,069,510
2,000,000	Northern Wasco County, OR People's Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,002,120
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,078,620
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026Ø	Aaa	1,082,050
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026	Aa2	2,111,580
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1	779,595
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	1,050,190
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	Aaa	397,340
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1	2,045,440
680,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2	691,302
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa	2,063,980
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aaa	2,627,675
290,000	Oregon State GOs (Veterans' Welfare), 5.875% due 10/1/2018	Aa3	293,242
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*Ø	Aaa	1,084,710
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa	2,010,780
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	1,073,730
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036Ø	AAA‡	1,631,895
915,000	Puerto Rico Ports Authority Rev., 7% due 7/l/2014*	Aaa	922,402
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018Ø	A+‡	2,064,280
500,000	Tri-County Metropolitan Transportation District, OR (Payroll Tax & Grant Receipt Rev.), 5% due 5/1/2012	Aaa	531,780
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2	1,071,330
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	514,815
970,000	Washington County, OR GOs, 5% due 6/1/2019	Aa2	1,062,499
1,300,000	Washington County, OR GOs, 5% due 6/1/2020	Aa2	1,419,470
2,355,000	Washington County, OR GOs, 5% due 6/1/2026Ø	Aa2	2,483,677
Total Municipal Bonds— 96.2%			48,569,101
	Short-Term Holdings
500,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	500,000
700,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	700,000
Total Short-Term Holdings — 2.3%			1,200,000
Total Investments— 98.5%			49,769,101
Other Assets Less Liabilities — 1.5%			735,622
Net Assets— 100.0%			$50,504,723

South Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,220,000
245,000	Berkeley County, SC Water & Sewer Rev., 5 25% due 6/1/2023	Aaa	263,478
1,340,000	Berkeley County, SC Water & Sewer Rev., 5 25% due 6/1/2023Ø	Aaa	1,459,314
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	5,211,800
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	Baa1	2,544,475
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3	1,094,170
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,189,160
3,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1	3,993,346
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aaa	2,072,740
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032	A2	2,122,520
1,500,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	Aaa	1,633,560
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Aaa	1,528,200
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	1,708,395
2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	Aaa	2,655,774
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa3	1,105,150
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,572,025
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	4,200,760
3,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-‡	3,108,000
4,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3	4,268,200
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aaa	3,303,515
665,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	676,538
5,000,000	South Carolina State Ports Authority Rev., 5.30 % due 7/1/2026*	Aaa	5,132,600
3,825,000	South Carolina Transportation Infrastructure Bank Rev., 5% due 10/1/2026	Aaa	4,037,670
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024Ø	Aaa	5,278,549
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa	2,534,799
Total Municipal Bonds— 94.0%			70,914,738

	Short-Term Holdings
800,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017*	P-1	800,000
800,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	800,000
700,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	700,000
1,045,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev., VRDN, due 4/15/2023	A-1+‡	1,045,000
Total Short-Term Holdings — 4.5%			3,345,000
Total Investments— 98.5%			74,259,738
Other Assets Less Liabilities — 1.5%			1,169,130
Net Assets — 100.0%			$75,428,868

____________

†
Credit ratings are primarily those issued by Moody's Investor Services, Inc. ("Moody's"). Where Moody's ratings have not been assigned, ratings from Standard & Poor's ("S&P") were used (indicated by the symbol ‡). Prerefunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.
Ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
NR - Non-Rated
VRDN - Variable Rate Demand Notes.

Seligman Municipal Fund Series, Inc.
Notes to Schedules of Investments (unaudited)	December 31, 2006

1.
Organization - Seligman Municipal Fund Series, Inc. (the “Series”) consists of 13 separate Funds: the “National Fund,” the “Colorado Fund,” the “Georgia Fund,” the “Louisiana Fund,” the “Maryland Fund,” the “Massachusetts Fund,” the “Michigan Fund,” the “Minnesota Fund,” the “Missouri Fund,” the “New York Fund,” the “Ohio Fund,” the “Oregon Fund,” and the “South Carolina Fund.”

2.
Security Valuation - Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost. Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2006, the interest rates earned on these notes ranged from 3.73% to 4.00%.

3.
Federal Tax Information - At December 31, 2006, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
National	$65,778,064	$2,667,776	$ 8,068	$2,659,708
Colorado	30,518,462	1,730,795	0	1,730,795
Georgia	26,783,950	1,677,520	0	1,677,520
Louisiana	28,705,715	1,261,539	15,678	1,245,861
Maryland	33,971,910	1,629,909	63,985	1,565,924
Massachusetts	58,332,721	5,012,903	4,751	5,008,152
Michigan	85,400,780	4,145,172	34,585	4,110,587
Minnesota	72,395,964	3,400,452	6,843	3,393,609
Missouri	27,890,224	1,781,910	10,870	1,771,040
New York	64,172,864	4,471,158	0	4,471,158
Ohio	94,523,562	4,879,769	203,669	4,676,100
Oregon	47,250,559	2,518,542	0	2,518,542
South Carolina	70,035,170	4,224,568	0	4,224,568

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 23, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 23, 2007

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.